EQUITY BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of equity based compensation	Equity based compensation is made up of the following:
	Three Months Ended March 31, 2016	Three Months Ended March 31, 2015

Stock issued for services rendered	$108,000	$-
	$108,000	$-

QPAGOS Corporation - Parent Company [Member]
Schedule of equity based compensation	Equity based compensation is made up of the following:
	Year ended December 31, 2015	Year ended December 31, 2014

Stock issued for services rendered	166,715	-
	$166,715	$-